UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY



Investment Company Act File Number 811-05011

Name of Fund:  CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
       NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end:  09/30/05

Date of reporting period:  04/01/2005 - 06/30/2005

Item 1 - Schedule of Investments


CMA California Municipal Money Fund

Schedule of Investments as of June 30, 2005                                                                        (In Thousands)
                       Face
                       Amount      Municipal Bonds                                                                          Value
California - 105.0%    $  6,495    ABN Amro Munitops Certificates Trust, California, GO, Refunding, VRDN,
                                   Series 2003-1, 2.31% due 2/01/2010 (a)(d)                                          $     6,495

                                   ABN Amro Munitops Certificates Trust, VRDN (a):
                         10,045        GO, Series 2003-9, 2.57% due 9/01/2011 (b)                                          10,045
                         16,912        Series 1998-17, 2.31% due 7/05/2006 (c)                                             16,912
                          5,000        Series 1998-25, 2.31% due 7/05/2006 (c)                                              5,000
                          5,373        Series 1999-7, 2.31% due 7/04/2007 (b)                                               5,373

                         10,000    Abag Finance Authority For Non-Profit Corporations, California, Lease Revenue
                                   Bonds, Pass-Thru Obligations, VRDN, Series A, 2.60% due 7/01/2008 (a)                   10,000

                          9,995    Abag Finance Authority For Non-Profit Corporations, California, M/F Revenue
                                   Bonds (Southport Apartments), VRDN, Series A, 2.56% due 1/15/2036 (a)(f)                 9,995

                         12,000    Alameda-Contra Costa, California, Transit District, RAN, 3% due 7/07/2005               12,003

                          5,610    Alhambra, California, Unified School District, GO, Series II-R-2192, 2.57% due
                                   8/01/2022 (a)(c)                                                                         5,610

                         15,000    Auburn, California, Union School District, COP, Refunding, VRDN, 2.53% due
                                   12/01/2032 (a)(e)                                                                       15,000

                         15,745    Bakersfield, California, Hospital Revenue Refunding Bonds, FLOATS, VRDN,
                                   Series 788, 2.58% due 3/01/2019 (a)(b)                                                  15,745


                         12,825    California Community College Financing Authority, TRAN, Series A, 4% due
                                   6/30/2006 (e)                                                                           12,993

                                   California Educational Facilities Authority Revenue Bonds, VRDN (a):
                         10,400        (Life Chiropractic College), 2.61% due 1/01/2025                                    10,400
                          1,445        (Pepperdine University), Series B, 2.53% due 11/01/2029                              1,445


Portfolio Abbreviations


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Extendible Receipt Liquidity Option Tender Securities
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes


CMA California Municipal Money Fund

Schedule of Investments as of June 30, 2005 (concluded)                                                            (In Thousands)
                      Face
                      Amount       Municipal Bonds                                                                          Value
California                         California HFA, Home Mortgage Revenue Bonds, VRDN, AMT (a):
(concluded)           $  25,500        Series J, 2.53% due 2/01/2032 (e)                                              $    25,500
                          5,430        Series U, 2.53% due 8/01/2032 (b)                                                    5,430

                                   California HFA, M/F Housing Revenue Bonds, VRDN, AMT (a):
                         28,605        Series A, 2.55% due 2/01/2026                                                       28,605
                         24,165        Series A, 2.55% due 2/01/2035                                                       24,165
                         63,300        Series C, 2.53% due 2/01/2033                                                       63,300

                                   California Health Facilities Financing Authority Revenue Bonds, FLOATS,
                                   VRDN (a)(b):
                         19,271        Series 591, 2.58% due 3/01/2014                                                     19,270
                         25,320        Series 592, 2.58% due 3/01/2021                                                     25,320

                          6,000    California Health Facilities Financing Authority Revenue Bonds (Northern
                                   California Presbyterian Homes and Services, Inc. Project), VRDN, 2.48% due
                                   7/01/2034 (a)                                                                            6,000

                          5,100    California Health Facilities Financing Authority, Revenue Refunding Bonds
                                   (Adventist Hospital), VRDN, Series B, 2.45% due 9/01/2028 (a)(b)                         5,100

                                   California Infrastructrue and Economic Development Bank, Revenue Refunding
                                   Bonds, VRDN (a):
                          3,585        (Guided Discoveries Inc. Project), 2.56% due 6/01/2032                               3,585
                         17,000        (J. Paul Getty Trust), Series B, 2.25% due 2/02/2006                                17,000

                                   California Pollution Control Financing Authority, PCR, Refunding (Pacific
                                   Gas and Electric), VRDN (a):
                         90,550        AMT, Series B, 2.51% due 11/01/2026                                                 90,550
                         55,825        Series C, 2.45% due 11/01/2026                                                      55,825
                         80,575        Series E, 2.46% due 11/01/2026                                                      80,575
                         13,150        Series F, 2.46% due 11/01/2026                                                      13,150

                         10,000    California Pollution Control Financing Authority, Pollution Control Revenue
                                   Refunding Bonds, PUTTERS, VRDN, AMT, Series 475, 1.85% due 6/01/2006 (a)(c)             10,000

                         16,000    California Pollution Control Financing Authority, Resource Recovery Revenue
                                   Bonds (Atlantic Richfield Co. Project), VRDN, Series A, 2.50% due 12/01/2024 (a)        16,000

                                   California School Cash Reserve Program Authority, Pooled Revenue Bonds,
                                   Series A (a):
                         60,000        3% due 7/06/2005 (d)                                                                60,014
                         32,250        4% due 7/06/2006                                                                    32,690

                         30,000    California State Department of Water Resources, Power Supply Revenue Bonds,
                                   VRDN, Series C-13, 2.51% due 5/01/2022 (a)(e)                                           30,000

                                   California State Economic Recovery, GO, FLOATS, VRDN (a):
                         12,585        Series 927, 2.54% due 7/01/2013 (b)                                                 12,585
                          7,140        Series 1041, 2.55% due 7/01/2012 (b)                                                 7,140
                         17,500        Series L27, 2.38% due 7/01/2017                                                     17,500

                                   California State Economic Recovery Revenue Bonds, VRDN (a):
                          8,000        FLOATS, Series L20J, 2.38% due 7/01/2005                                             8,000
                          4,000        Series C-4, 2.45% due 7/01/2023                                                      4,000

                                   California State, GO, MERLOTS, VRDN (a):
                          9,735        Series B-45, 2.31% due 10/01/2029                                                    9,735
                          9,380        Series C26, 2.31% due 11/01/2029 (e)                                                 9,380

                                   California State, GO, MSTR, VRDN (a):
                          8,555        Series SGA-7, 2.27% due 9/01/2018 (e)                                                8,555
                          9,600        Series SGA-39, 2.27% due 6/01/2014 (b)                                               9,600
                          2,990        Series SGA-40, 2.27% due 6/01/2013 (c)                                               2,990
                          9,370        Series SGA-72, 2.27% due 6/01/2017 (c)                                               9,370

                                   California State, GO, Refunding (a):
                          9,055        MERLOTS, VRDN, Series A-17, 2.31% due 2/01/2018 (d)                                  9,055
                          3,115        MERLOTS, VRDN, Series A-47, 2.31% due 2/01/2011 (b)                                  3,115
                         10,850        MSTR, VRDN, Series SGA-119, 2.53% due 9/01/2028 (c)                                 10,850
                          8,800        MSTR, VRDN, Series SGA-135, 2.53% due 12/01/2030 (d)                                 8,800
                          5,400        MSTR, VRDN, Series SGA-136, 2.53% due 12/01/2030 (g)                                 5,400
                          5,235        PUTTERS, VRDN, Series 806, 2.57% due 3/01/2013 (b)                                   5,235
                          4,810        Series A-2, 2.45% due 5/01/2034                                                      4,810

                          4,890    California State Public Works Board, Lease Revenue Bonds, PUTTERS, VRDN,
                                   Series 609, 2.57% due 11/01/2012 (a)(c)                                                  4,890

                         25,000    California Statewide Communities Development Authority, COP, Refunding, FLOATS,
                                   VRDN, Series 909, 2.54% due 8/15/2023 (a)(b)                                            25,000

                         23,400    California Statewide Communities Development Authority, CP, 2.58% due 7/25/2005         23,400

                                   California Statewide Communities Development Authority, M/F Housing Revenue
                                   Bonds, VRDN, AMT (a):
                         10,000        (Canyon Creek Apartments), Series C, 2.30% due 6/15/2025 (f)                        10,000
                         17,150        (The Crossings Senior Apartments), Series I, 2.65% due 10/14/2005                   17,150
                          6,420        (Hallmark Housing Apartments), Series ZZ, 2.56% due 12/15/2036 (f)                   6,420
                          6,700        (Hermosa Vista Apartments), Series XX, 2.56% due 5/15/2036 (f)                       6,700
                          4,200        (Kimberly Woods), Series B, 2.30% due 6/15/2025 (f)                                  4,200
                         13,205        (Knolls at Green Valley), Series FF, 2.56% due 7/15/2036 (f)                        13,205
                         15,100        (Oakmont Chino Hills), Series P, 2.56% due 6/01/2036                                15,100
                          5,335        (Second Street Senior Apartments), Series TT, 2.56% due 12/15/2036 (f)               5,335
                          7,300        (Vineyard Creek LP), Series W, 2.56% due 12/01/2036                                  7,300

                                   California Statewide Communities Development Authority Revenue Bonds:
                         11,400        (Kaiser Permanente), VRDN, Series A, 2.26% due 10/01/2013 (a)                       11,400
                         17,000        (Kaiser Permanente), VRDN, Series B, 2.26% due 11/01/2030 (a)                       17,000
                         30,000        FLOATS, VRDN, Series L39, 2.38% due 7/29/2005 (a)                                   30,000
                         16,260        TRAN, Series B-1, 3.50% due 7/29/2005 (e)                                           16,284
                         20,000        VRDN, Series A-1, 4% due 6/30/2006 (a)(e)                                           20,264
                          8,300        VRDN, Series L, 2.26% due 4/01/2038 (a)                                              8,300
                         14,000        VRDN, Series M, 2.26% due 4/01/2038 (a)                                             14,000

                          8,600    California Statewide Communities Development Authority, Revenue Refunding
                                   Bonds (University Retirement Community at Davis), VRDN, 2.46% due
                                   11/15/2030 (a)(i)                                                                        8,600

                         14,600    California Statewide Communities Development Authority, Solid Waste Facilities
                                   Revenue Bonds (Chevron U.S.A. Inc. Project), VRDN, AMT, 2.50% due 12/15/2024 (a)        14,600

                         20,000    Carlsbad, California, M/F Housing Revenue Bonds (The Greens Apartments), VRDN,
                                   AMT, Series A, 2.57% due 6/01/2046 (a)                                                  20,000

                          7,439    Clipper Tax-Exempt Trust, COP, VRDN, AMT, Series 98-9, 2.64% due 8/01/2006 (a)           7,439

                          7,145    Contra Costa, California, Water District, Water Revenue Refunding Bonds, FLOATS,
                                   VRDN, Series 850, 2.54% due 10/01/2019 (a)(e)                                            7,145

                         14,500    Contra Costa County, California, M/F Housing Revenue Bonds (Creekview Apartments),
                                   VRDN, AMT, Series B, 2.56% due 7/01/2036 (a)(h)                                         14,500

                          5,800    Dublin, California, M/F Housing Authority Revenue Bonds (Park Sierra), VRDN,
                                   AMT, Series A, 2.28% due 6/01/2028 (a)                                                   5,800

                         21,000    Eagle Tax-Exempt, California Infrastructure and Economic Development Bank Revenue
                                   Bonds, VRDN, Series 2003-0042, Class A, 2.57% due 7/01/2037 (a)(d)                      21,000

                         18,320    Eagle Tax-Exempt Trust, California State Department of Water Resources, Power
                                   Supply Revenue Bonds, VRDN, Series 2002-6017, Class A, 2.57% due 5/01/2018 (a)(d)       18,320

                         29,700    Eagle Tax-Exempt Trust, California, VRDN, Series 2000-0501, Class A, 2.58%
                                   due 10/01/2028 (a)                                                                      29,700

                          4,800    Eagle Tax-Exempt Trust, Los Angeles, California, Unified School District, GO,
                                   VRDN, Series 2003-0043, Class A, 2.57% due 1/01/2028 (a)(b)                              4,800

                          2,445    Eagle Tax-Exempt Trust, University of California, Revenue Refunding Bonds,
                                   Series 2005-0006, Class A, 2.57% due 5/15/2033 (a)(d)                                    2,445

                          2,530    East Bay, California, Municipal Utility District, Water System Revenue Refunding
                                   Bonds, ROCS, Series RR-II-R-2073, 2.57% due 6/01/2019 (a)(b)                             2,530

                         29,000    Fillmore, California, Public Financing Authority, Revenue Refunding Bonds
                                   (Central City Redevelopment Project), Series A, 2.56% due 5/01/2031 (a)                 29,000

                          2,000    Fontana, California, Public Financing Authority, Tax Allocation Revenue
                                   Refunding Bonds, PUTTERS, VRDN, Series 707, 2.57% due 4/01/2013 (a)(d)                   2,000

                          8,955    Fresno, California, Airport Revenue Bonds, MERLOTS, VRDN, AMT, Series B2,
                                   2.36% due 7/01/2030 (a)(e)                                                               8,955

                          4,685    Fresno, California, Water System Revenue Refunding Bonds, MSTR, VRDN,
                                   Series SGA 76, 2.27% due 6/01/2024 (a)(c)                                                4,685

                         13,806    Glendale, California, Hospital Revenue Refunding Bonds, FLOATS, VRDN,
                                   Series 590, 2.58% due 3/01/2014 (a)(b)                                                  13,806

                          6,620    Highland, California, Redevelopment Agency, M/F Housing Revenue Bonds
                                   (Jeffrey Court Senior Apartments), VRDN, AMT, 2.56% due 3/01/2028 (a)                    6,620

                         19,430    Loma Linda, California, M/F Housing Revenue Refunding Bonds (Loma Linda Springs),
                                   VRDN, AMT, 2.57% due 12/15/2031 (a)(f)                                                  19,430

                          1,800    Long Beach, California, Harbor Revenue Bonds, PUTTERS, VRDN, AMT, Series 730,
                                   2.59% due 11/15/2012 (a)(b)                                                              1,800

                         25,875    Los Angeles, California, Community Redevelopment Agency, M/F Housing Revenue
                                   Bonds (Wilshire Station Apartments Project), VRDN, AMT, Series A, 2.49% due
                                   10/15/2038 (a)                                                                          25,875

                         30,000    Los Angeles, California, Convention and Exhibition Center Authority, Lease
                                   Revenue Refunding Bonds, VRDN, Series 2003-B through Series D, 2.25% due
                                   8/15/2021 (a)(d)                                                                        30,000

                          3,000    Los Angeles, California, Department of Airports, Airport Municipal Trust Revenue
                                   Bonds, FLOATS, VRDN, Series SG 61, 2.59% due 5/15/2020 (a)                               3,000

                          3,120    Los Angeles, California, Department of Water and Power, Waterworks Revenue
                                   Refunding Bonds, MERLOTS, VRDN, Series A24, 2.31% due 7/01/2030 (a)(b)                   3,120

                          5,000    Los Angeles, California, Harbor Department Revenue Bonds, FLOATS, VRDN,
                                   Series SG-59, 2.59% due 8/01/2026 (a)                                                    5,000

                         22,420    Los Angeles, California, S/F Home Mortgage Revenue Bonds, 3.13% due
                                   10/01/2005 (a)                                                                          22,420

                                   Los Angeles, California, Unified School District, GO, VRDN (a):
                         18,389        FLOATS, Series 924, 2.54% due 7/01/2023 (e)                                         18,389
                          4,980        MERLOTS, Series B12, 2.31% due 1/01/2027 (b)                                         4,980

                         20,000    Los Angeles, California, Wastewater System, Subordinate Revenue Refunding Bonds,
                                   Series B, VRDN, 2.15% due 12/14/2005 (a)(c)                                             20,000

                                   Los Angeles, California, Water and Power Revenue Refunding Bonds (a):
                          6,845        ROCS, Series II-R-4510, 2.57% due 7/01/2021 (b)                                      6,845
                         21,000        VRDN, Sub-Series B-2, 2.48% due 7/01/2034                                           21,000
                         24,440        VRDN, Sub-Series B-3, 2.43% due 7/01/2034                                           24,440

                         18,030    Los Angeles County, California, Capital Asset Leasing Corporation, CP, 2.37%
                                   due 7/11/2005                                                                           18,030

                          1,000    Los Angeles County, California, Housing Authority, M/F Housing Revenue
                                   Refunding Bonds (Malibu Meadows II), VRDN, Series C, 2.51% due 4/15/2028 (a)(f)          1,000

                                   Los Angeles County, California, Metropolitan Transportation Authority, Revenue
                                   Refunding Bonds, MSTR, VRDN (a)(e):
                         40,000        Series SGB 1, 2.57% due 7/01/2025                                                   40,000
                         40,850        Series SGB 2, 2.57% due 7/01/2021                                                   40,850

                         55,000    Los Angeles County, California, TRAN, Series A, 4% due 6/30/2006                        55,780

                         34,750    Metropolitan Water District of Southern California Revenue Refunding Bonds,
                                   VRDN, Series B-1, 2.50% due 7/01/2020 (a)                                               34,750

                         20,000    Metropolitan Water District of Southern California, Waterworks Revenue Refunding
                                   Bonds, VRDN, Series C, 2.48% due 10/01/2029 (a)                                         20,000

                         20,000    Milpitas, California, M/F Housing Revenue Bonds (Crossing at Montague), VRDN,
                                   AMT, Series A, 2.56% due 8/15/2033 (a)(f)                                               20,000

                          7,435    Monrovia, California, Unified School District, GO, MSTR, VRDN, Series SGA 70,
                                   2.27% due 8/01/2022 (a)(b)                                                               7,435

                         24,550    Municipal Securities Trust Certificates, California, GO, VRDN, Series 2000-97,
                                   Class A, 2.27% due 9/01/2016 (a)(c)                                                     24,550

                                   Newport Beach, California, Revenue Bonds (Hoag Memorial Presbyterian Hospital),
                                   VRDN (a):
                         12,500        Series A, 2.24% due 12/01/2029                                                      12,500
                         20,000        Series C, 2.24% due 12/01/2029                                                      20,000

                          2,445    Oakland, California, Sewer Revenue Bonds, PUTTERS, VRDN, Series 631, 2.57% due
                                   6/15/2022 (a)(e)                                                                         2,445

                          6,375    Pittsburg, California, Redevelopment Agency, Tax Allocation Refunding Bonds,
                                   ROCS, Series RR-II-R-2070, 2.57% due 8/01/2020 (a)(b)                                    6,375

                         13,570    Port of Oakland, California, Port Revenue Bonds, MSTR, VRDN, Series SG 112,
                                   2.59% due 11/01/2025 (a)                                                                13,570

                         15,900    Port of Oakland, California, Revenue Refunding Bonds, MERLOTS, VRDN, AMT,
                                   Series B-36, 2.36% due 11/01/2021 (a)(c)                                                15,900

                          7,400    Ramona, California, Unified School District, COP (2004 School Facility Funding
                                   Program), VRDN, 2.50% due 5/01/2029 (a)(d)                                               7,400

                          3,300    Riverside County, California, IDA, IDR (Universal Forest Products), VRDN, AMT,
                                   2.66% due 8/01/2029 (a)                                                                  3,300

                                   Sacramento, California, Housing Authority, M/F Housing Revenue Bonds, VRDN,
                                   AMT (a):
                         11,900        (Greenfair Apartments), Series G, 2.59% due 12/01/2030                              11,900
                         15,490        (Lofts at Natomas Apartments), Series F, 2.56% due 4/15/2036 (f)                    15,490

                          2,095    Sacramento, California, Municipal Utility District, Electric Revenue Bonds,
                                   PUTTERS, VRDN, Series 591, 2.57% due 8/15/2011 (a)(b)                                    2,095

                         12,910    Sacramento, California, Municipal Utility District, Electric Revenue Refunding
                                   Bonds, FLOATS, VRDN, Series 748, 2.54% due 8/15/2028 (a)(e)                             12,910

                          6,275    Sacramento County, California, COP, ROCS, Series II-R-5007, 2.57% due
                                   12/01/2023 (a)(d)                                                                        6,275

                         55,000    Sacramento County, California, TRAN, Series A, 3% due 7/11/2005                         55,022

                          7,000    San Diego, California, Sewer Revenue Bonds, FLOATS, VRDN, Series SG 14, 2.56%
                                   due 5/15/2020 (a)                                                                        7,000

                                   San Diego, California, Unified Port District, CP:
                         20,160        2.65% due 10/03/2005                                                                20,160
                         22,134        2.75% due 10/03/2005                                                                22,134

                                   San Diego, California, Unified School District, GO:
                          6,275        FLOATS, VRDN, Series 964 D, 2.54% due 7/01/2025 (a)(b)                               6,275
                          7,665        FLOATS, VRDN, Series 965, 2.54% due 7/01/2024 (a)(b)                                 7,665
                         26,000        TRAN, Series A, 4% due 7/14/2006                                                    26,372
                         26,100        TRAN, Series B, 4% due 7/14/2006                                                    26,469

                                   San Diego County and School District, GO, TRAN:
                         44,315        3.25% due 7/25/2005                                                                 44,364
                         46,300        Series A, 3.25% due 7/25/2005                                                       46,352

                          6,240    San Diego County, California, COP (San Diego Jewish Academy), VRDN, 2.57%
                                   due 12/01/2028 (a)                                                                       6,240

                                   San Francisco, California, City and County Airport Commission, International
                                   Airport Revenue Bonds, MSTR, VRDN (a):
                          7,705        AMT, Series SGA-56, 2.35% due 5/01/2026 (b)                                          7,705
                         16,555        Series SG-116, 2.62% due 5/01/2026                                                  16,555

                          5,550    San Joaquin County, California, COP, ROCS, Series II-R-2030, 2.57% due
                                   4/01/2020 (a)(b)                                                                         5,550

                          2,660    San Jose, California, Airport Revenue Refunding Bonds, ROCS, Series II-R-2004,
                                   2.57% due 3/01/2016 (a)(e)                                                               2,660

                                   San Jose, California, M/F Housing Revenue Bonds, VRDN (a):
                         12,000        (Carlton Homes), AMT, Series A, 2.57% due 10/15/2032 (f)                            12,000
                         26,400        (Siena Renaissance Square Apartments), 2.56% due 12/01/2029                         26,400

                          9,935    Santa Clara, California, Electric Revenue Refunding Bonds, MSTR, VRDN,
                                   Series SGA-75, 2.27% due 7/01/2027 (a)(d)                                                9,935

                         32,150    Santa Cruz County, California, Board of Education, GO, TRAN, 4% due 6/30/2006           32,575

                                   Simi Valley, California, M/F Housing Revenue Bonds, VRDN (a):
                         12,500        (Parker Ranch Project), AMT, Series A, 2.56% due 7/15/2036 (f)                      12,500
                         12,000        (Shadowridge Apartments), 2.30% due 9/01/2019                                       12,000

                          2,650    University of California Revenue Bonds, ROCS, Series II-R-3007, 2.57% due
                                   9/01/2020 (a)(e)                                                                         2,650

                          9,200    Upland, California, Apartment Development Revenue Refunding Bonds (Mountain
                                   Springs-Issue A), VRDN, 2.51% due 11/15/2028 (a)(f)                                      9,200

                         10,000    Victorville, California, Joint Powers Financing Authority, Lease Revenue
                                   Bonds (Cogeneration Facility Project), VRDN, Series A, 2.56% due 5/01/2037 (a)          10,000

                         14,950    Whittier, California, Revenue Refunding Bonds (Whittier College), VRDN, 2.62%
                                   due 12/01/2033 (a)(i)                                                                   14,950

Puerto Rico - 2.4%                 Government Development Bank of Puerto Rico, CP:
                          6,000        2.95% due 7/01/2005                                                                  6,000
                         11,002        2.95% due 7/05/2005                                                                 11,002
                         10,700        3.05% due 7/15/2005                                                                 10,700
                         13,000        2.98% due 7/20/2005                                                                 13,000

                          4,900    Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN,
                                   Series 2000-107, Class A, 2.27% due 5/19/2009 (a)(e)                                     4,900

                          4,000    Puerto Rico Commonwealth, FLOATS, VRDN, Series PMD-8, 2.64% due 7/01/2026 (a)(b)         4,000

                          3,450    Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation
                                   Revenue Bonds, FLOATS, VRDN, Series PMD-9, 2.64% due 7/01/2026 (a)(e)                    3,450

                          3,035    Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN,
                                   Series SGA 44, 2.27% due 7/01/2023 (a)                                                   3,035

                                   Total Investments (Cost - $2,470,782*) - 107.4%                                      2,470,782
                                   Liabilities in Excess of Other Assets - (7.4%)                                       (170,706)
                                                                                                                      -----------
                                   Net Assets - 100.0%                                                                $ 2,300,076
                                                                                                                      ===========

(a) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(b) MBIA Insured.

(c) FGIC Insured.

(d) AMBAC Insured.

(e) FSA Insured.

(f) FNMA Collateralized.

(g) XL Capital Insured.

(h) FHLMC Collateralized.

(i) Radian Insured.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Multi-State Municipal Series Trust


Date:  August 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Multi-State Municipal Series Trust


Date:  August 19, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Multi-State Municipal Series Trust

Date:  August 19, 2005